Recently Issued Accounting Standards (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Changes and Error Corrections [Abstract]
Accounting pronouncements that have been issued but not yet adopted
Accounting pronouncements that have been issued but not yet adopted

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2024-03: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)	The amendments in this Update require disclosure, in the notes to financial statements of specified information about certain costs and expenses. The amendments require that at each interim and annual reporting period an entity:
(1) discloses the amounts of (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and (e) depreciation, depletion, and amortization recognized as part of oil- and gas-producing activities (DD&A) (or other amounts of depletion expense) included in each relevant expense caption;
(2) includes certain amounts that are already required to be disclosed under current generally accepted accounting principles (GAAP) in the same disclosure as the other disaggregation requirements;
(3) discloses a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively; and
(4) discloses the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses.
	An entity is not precluded from providing additional voluntary disclosures that may provide investors with additional decision-useful information.	January 1, 2027	Impact to our related disclosures expected
ASU 2024-04: Debt—Debt with Conversion and Other Options (Subtopic 470-20)	The amendments in this Update clarify the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. Under the amendments, to account for a settlement of a convertible debt instrument as an induced conversion, an inducement offer is required to provide the debt holder with, at a minimum, the consideration (in form and amount) issuable under the conversion privileges provided in the terms of the instrument. An entity should assess whether this criterion is satisfied as of the date the inducement offer is accepted by the holder. If, when applying this criterion, the convertible debt instrument had been exchanged or modified (without being deemed substantially different) within the one year period leading up to the offer acceptance date, an entity should compare the terms provided in the inducement offer with the terms that existed one year before the offer acceptance date. The amendments do not change the other criteria that are required to be satisfied to account for a settlement transaction as an induced conversion. The amendments in this Update also make additional clarifications to assist stakeholders in applying the guidance.	January 1, 2026	Under evaluation